Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Effective August 16, 2012, our sponsor entered into a services agreement (the “Services Agreement”) by and among the General Partner, Hi-Crush Services LLC (“Hi-Crush Services”) and the Partnership, pursuant to which Hi-Crush Services provides certain management and administrative services to the Partnership to assist in operating the Partnership’s business. Under the Services Agreement, the Partnership reimburses Hi-Crush Services and its affiliates, on a monthly basis, for the allocable expenses it incurs in its performance under the Services Agreement. These expenses include, among other things, salary, bonus, incentive compensation, rent and other administrative expenses for individuals and entities that perform services for the Partnership. Hi-Crush Services and its affiliates will not be liable to the Partnership for its performance of services under the Services Agreement, except for liabilities resulting from gross negligence. During the three months ended March 31, 2014 and March 31, 2013, the Partnership incurred $1,969 and $817, respectively, of management and administrative service expenses from Hi-Crush Services.
In the normal course of business, our sponsor and its affiliates, including Hi-Crush Services, and the Partnership may from time to time make payments on behalf of each other. As of March 31, 2014, an outstanding balance of $6,399 payable to our sponsor is maintained as a current liability under the caption “Due to sponsor.”

Related Party Transactions
On May 25, 2011, the sponsor entered into a management services agreement with Red Oak Capital Management LLC (the “Service Provider”) which is owned by two members who are also equity members in the sponsor. The agreement provides for certain management and administrative support services to be provided to the sponsor for a term of one year and that thereafter remains in place upon the same terms and conditions. Either party may terminate the agreement by delivering written notice within 90 days prior to the date of expiration of the initial term or any time after the expiration of the initial term, by delivering written notice 90 days prior to the desired date of termination. The sponsor reimburses the Service Provider 95% of the Service Provider’s actual costs limited to $850 per year. These fees are included in general and administrative expenses. Management fees incurred during the year ended December 31, 2013 are included as a portion of the management services expense from Hi-Crush Services, as discussed below.
The sponsor paid quarterly director fees to non-management directors that may be members and/or holders of the sponsor’s debt through the date of the IPO.
The total management and director fees incurred were as follows:

	Management Fee	Director Fees
Predecessor Periods
Year ended December 31, 2011	$370	$60
Period from January 1 through August 15, 2012	318	62
Successor Periods
Period from August 16 through December 31, 2012	$166	$—
Year ended December 31, 2013	—	—

During the year ended December 31, 2013 and period from August 16 through December 31, 2012, the Partnership incurred $5,122 and $1,702, respectively, of management service expenses from Hi-Crush Services under the Services Agreement discussed in Note 4.
In the normal course of business, our sponsor and its affiliates, including Hi-Crush Services, and the Partnership may from time to time make payments on behalf of each other. During the period from August 16 through December 31, 2012, we made payments of $9,866 to various suppliers, vendors or other counterparties on behalf of our sponsor. This balance was offset by $1,028 of management fees charged by our sponsor and $3,223 of net payments made by our sponsor on behalf of us. The balance of $5,615 which was maintained as a current asset under the caption “Due from sponsor” as of December 31, 2012, was repaid by our sponsor in February 2013.
As of December 31, 2013 and December 31, 2012, an outstanding balance of $10,352 and $80,965, respectively, payable to our sponsor is maintained as a current liability under the caption “Due to sponsor.” On January 31, 2013, the sponsor extinguished the $80,965 balance outstanding as of December 31, 2012 as follows:

Conversion into common units of Hi-Crush Augusta LLC, representing a non-controlling interest in the Partnership	$38,172
Conversion into preferred units of Hi-Crush Augusta LLC	9,543
Assumption of bank debt	33,250
Total payable to sponsor extinguished	$80,965